Government Bonds and Other Assets - Summary of Balance of Government Bonds (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Expected credit losses	$ 4,649	$ 4,649
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Mexican Government Bonds	53,293,310	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	28,531,855	28,637,314
Total long-term of Government bonds	$ 24,761,455	$ 35,495,104